Income Taxes - Balances (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Income Tax [Line Items]
Income taxes receivable	$ 187	$ 36
Federal
Income Tax [Line Items]
Income taxes receivable	180	31
State
Income Tax [Line Items]
Income taxes receivable	$ 7	$ 5